THE S&P 500(R)
                                                              PROTECTED EQUITY
                                                              FUND, INC.

                                [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              March 31, 2000

                   The S&P 500(R) Protected Equity Fund, Inc.

Officers and
Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Eric S. Mitofsky, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

The Chase Manhattan Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

NYSE Symbol

PEF

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2000

DEAR SHAREHOLDER

We are pleased to provide you with this first semi-annual report for The S&P 500(R) Protected Equity Fund, Inc. In this and future shareholder reports, we will highlight the Fund's performance and describe recent investment activities. The Fund's investment objective is to return to shareholders $10.00 per share (the Fund's initial net asset value per share) plus an amount equal to approximately $10.00 multiplied by the percentage increase in any price appreciation of the S&P 500 Index from the Fund's inception until on or about the Fund's maturity date of November 30, 2007. The Fund will seek to achieve its investment objective by investing primarily in a portfolio of the common stocks of substantially all of the companies represented in the Standard & Poor's (S&P) 500 Index and by purchasing privately-negotiated put option contracts.

The Fund was designed to provide investors with exposure to the US equity market, as measured by the S&P 500 Index, with a goal that there will be no loss of principal if the Fund is held to its termination, regardless of the level of the S&P 500 Index at that time. To accomplish this objective, on the Fund's start date most of the Fund's net assets were invested in a portfolio of stocks and other assets designed to provide an investment return that closely approximates that of the S&P 500 Index. (The Fund differs from traditional index funds in that not all of its assets were deployed in investments directly related to the underlying index.)

The portfolio consisted of holdings at weightings nearly identical to the weights of the stocks in the S&P 500 Index (aside from the Fund's elimination of shares of Merrill Lynch & Co.). The Fund had initial net assets of $315 million, with an equity portfolio valued at $266.7 million. Our intention to maintain the Fund's equity holdings in a manner consistent with the S&P 500 Index required us to establish a liquidity cushion. To do this, we purchased S&P Depositary Receipts (SPDRs) and established a long position in S&P 500 futures contracts. In addition, we purchased seven-year European-style (no early exercise) put options from three independent counterparties. The value of these options at the Fund's maturity will help offset losses suffered by the Fund's underlying equity portfolio in the event the S&P 500 Index settles below its value at inception. The criteria used by the Fund to select its various counterparties included credit rating, financial stability and their flexibility to structure the put options needed by the Fund in a manner deemed beneficial to the Fund. In declining order of notional amount, the three put options purchased by the Fund were: $113.4 million with UBS AG, London Branch; $107.1 million with Credit Suisse Financial Products; and $94.5 million with Banque AIG. In the event of non-performance, the Fund's net asset value at maturity could fall below $10.00 per share. Accordingly, the put options contain terms that mitigate the possibility the Fund could suffer losses as a result of non-performance.

Performance Results

Since inception (November 3, 1999) through March 31, 2000, the Fund had a total return of +5.10%, based on a change in per share net asset value from $10.00 to $10.51. During the same period, the S&P 500 Index rose from 1,354.93 to 1,498.58, for an increase of +10.60%. Much of the Fund's apparent underperformance was the result of the decline in the value of the Fund's protective put options, which would normally be expected to decline in value as the S&P 500 Index rises. At the Fund's inception, the three put options purchased by the Fund were collectively valued at $191.017. By March 31, 2000, the value of the put options had declined to $135.657. Thus, approximately 15% of the Fund's net assets, the portion used to purchase the protective put options, suffered a decline of nearly 29% by the end of March 2000. This reflects not only the rising value of the underlying index during this period but also the initial impact of the bid/offer spread of the options purchased by the Fund as well.

In Conclusion

We appreciate your investment in The S&P 500(R) Protected Equity Fund, Inc., and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager


May 4, 2000


                                     2 & 3

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                                      Shares
  Issue                                                Held             Value
================================================================================
Common
Stocks

+ 3Com Corporation..............................       7,843      $    436,267
+ ADC Telecommunications, Inc. .................       6,884           370,875
+ The AES Corporation...........................       4,741           373,354
  AFLAC Incorporated............................       6,119           278,797
  ALLTEL Corporation............................       7,192           453,545
+ ALZA Corporation..............................       2,338            87,821
+ AMR Corporation...............................       3,393           108,152
  AT&T Corp.....................................      73,193         4,117,106
  Abbott Laboratories...........................      35,214         1,239,093
+ Adaptec, Inc. ................................       2,378            91,702
  Adobe Systems Incorporated....................       2,716           302,155
  Adolph Coors Company (Class B)................         848            40,545
+ Advanced Micro Devices, Inc. .................       3,388           193,328
  Aetna Inc. ...................................       3,276           182,432
  Air Products and Chemicals, Inc. .............       5,278           150,093
  Alberto-Culver Company (Class B)..............       1,285            30,599
  Albertson's, Inc. ............................       9,674           299,894
  Alcan Aluminium Ltd. .........................       6,043           204,707
  Alcoa Inc. ...................................       8,439           592,840
  Allegheny Technologies Incorporated...........       2,193            43,997
  Allergan Inc. ................................       3,039           151,950
+ Allied Waste Industries, Inc. ................       4,338            28,468
  The Allstate Corporation......................      18,449           439,317
  Amerada Hess Corporation......................       2,085           134,743
  Ameren Corporation............................       3,158            97,701
+ America Online, Inc. .........................      52,267         3,514,956
  American Electric Power Company, Inc. ........       4,451           132,695
  American Express Company......................      10,254         1,527,205
  American General Corporation..................       5,661           317,724
  American Greetings Corporation
    (Class A)...................................       1,478            26,973
  American Home Products Corporation............      29,909         1,603,870
  American International Group, Inc. ...........      35,465         3,883,417
+ Amgen Inc. ...................................      23,400         1,436,175
  AmSouth Bancorporation........................       8,958           133,810
  Anadarko Petroleum Corporation................       2,933           113,470
+ Analog Devices, Inc. .........................       8,012           645,467
+ Andrew Corporation............................       1,889            43,211
  Anheuser-Busch Companies, Inc. ...............      10,659           663,523
  Aon Corporation...............................       5,896           190,146
  Apache Corporation............................       2,622           130,444
+ Apple Computer, Inc. .........................       3,703           502,914
+ Applied Materials, Inc. ......................      17,531         1,652,297
  Archer-Daniels-Midland Company................      13,908           144,295
  Armstrong World Industries, Inc. .............         923            16,499
  Ashland Inc. .................................       1,662            55,573
  Associates First Capital Corporation
    (Class A)...................................      16,682           357,620
  Atlantic Richfield Company (ARCO).............       7,419           630,615
  Autodesk, Inc. ...............................       1,356            61,698
  Automatic Data Processing, Inc. ..............      14,437           696,585
+ AutoZone, Inc. ...............................       3,166            87,856
  Avery Dennison Corporation....................       2,615           159,678
  Avon Products, Inc. ..........................       5,565           161,733
  The B.F. Goodrich Company.....................       2,528            72,522
  BB&T Corporation..............................       7,959           223,349
+ BMC Software, Inc. ...........................       5,594           276,204
  Baker Hughes Incorporated.....................       7,569           228,962
  Ball Corporation..............................         700            24,194
  Bank of America Corporation...................      39,106         2,050,621
  The Bank of New York Company, Inc. ...........      16,923           703,362
  Bank One Corporation..........................      26,271           903,066
  Barrick Gold Corporation......................       8,974           140,780
  Bausch & Lomb Incorporated....................       1,322            68,992
  Baxter International Inc. ....................       6,792           425,773
  The Bear Stearns Companies Inc. ..............       3,212           146,547
  Becton, Dickinson and Company.................       5,761           151,586
+ Bed Bath & Beyond Inc. .......................       3,215           126,591
  Bell Atlantic Corporation.....................      35,568         2,174,094
  BellSouth Corporation.........................      43,117         2,026,499
  Bemis Company, Inc. ..........................       1,204            44,397
+ Best Buy Co., Inc. ...........................       4,691           403,426
  Bestfoods.....................................       6,420           300,536
+ Bethlehem Steel Corporation...................       3,011            18,066
+ Biogen, Inc. .................................       3,442           240,510
  Biomet, Inc. .................................       2,588            94,138
  The Black & Decker Corporation................       2,004            75,275
  The Boeing Company............................      19,900           754,956
  Boise Cascade Corporation.....................       1,313            45,627
+ Boston Scientific Corporation.................       9,518           202,852
  Briggs & Stratton Corporation.................         536            22,043
  Bristol-Myers Squibb Company..................      45,439         2,624,102
  Brown-Forman Corporation (Class B)............       1,577            85,848
  Brunswick Corporation.........................       2,119            40,129
  Burlington Northern Santa Fe Corp.............      10,496           232,224
  Burlington Resources Inc. ....................       4,982           184,334
+ CBS Corporation...............................      17,464           988,899
  CIGNA Corporation.............................       3,861           292,471
  CMS Energy Corporation........................       2,653            48,086
  C.R. Bard, Inc. ..............................       1,179            45,613
  CSX Corporation...............................       5,010           117,735
  CVS Corporation...............................       9,016           338,663
+ Cabletron Systems, Inc. ......................       4,175           122,380
  Campbell Soup Company.........................       9,827           302,180
  Capital One Financial Corporation.............       4,545           217,876
  Cardinal Health, Inc. ........................       6,444           295,618
  Carnival Corporation..........................      14,115           350,228
  Carolina Power & Light Company................       3,673           119,143
  Caterpillar Inc. .............................       8,183           322,717
+ Cendant Corporation...........................      16,172           299,182
  Centex Corporation............................       1,372            32,671
  Central & South West Corporation..............       4,895            83,521
  CenturyTel, Inc. .............................       3,211           119,208
+ Ceridian Corporation..........................       3,332            63,933
  Champion International Corporation............       2,209           117,629
  The Charles Schwab Corporation................      23,606         1,341,116
  The Chase Manhattan Corporation...............      18,944         1,651,680
  Chevron Corporation...........................      15,033         1,389,613
  The Chubb Corporation.........................       4,056           274,033
  Cincinnati Financial Corporation..............       3,799           142,937
  Cinergy Corp..................................       3,657            78,625
  Circuit City Stores--Circuit City Group.......       4,623           281,425
+ Cisco Systems, Inc. ..........................     156,733        12,117,420
  Citigroup Inc. ...............................      77,232         4,580,823
+ Citrix Systems, Inc. .........................       4,104           271,890
+ Clear Channel Communications, Inc. ...........       7,771           536,685
  The Clorox Company............................       5,432           176,540
  The Coastal Corporation.......................       4,912           225,952
  The Coca-Cola Company.........................      56,577         2,655,583
  Coca-Cola Enterprises Inc. ...................       9,780           210,881
  Colgate-Palmolive Company.....................      13,345           752,324
  Columbia Energy Group.........................       1,888           111,864
  Columbia/HCA Healthcare Corporation...........      12,903           326,607
+ Comcast Corporation (Class A).................      21,250           921,719
  Comerica Incorporated.........................       3,598           150,666
  Compaq Computer Corporation...................      38,803         1,033,130
  Computer Associates International, Inc. ......      13,445           795,776
+ Computer Sciences Corporation.................       3,834           303,365
+ Compuware Corporation.........................       8,218           173,092
+ Comverse Technology, Inc. ....................       1,727           326,403
  ConAgra, Inc. ................................      11,235           203,634
+ Conexant Systems, Inc. .......................       4,919           349,249
  Conoco Inc. (Class B).........................      14,345           367,591
  Conseco, Inc. ................................       7,527            86,090
  Consolidated Edison, Inc. ....................       5,087           147,523
+ Consolidated Stores Corporation...............       2,535            28,836
  Constellation Energy Group....................       3,442           109,714
  Cooper Industries, Inc. ......................       2,175            76,125
  Cooper Tire & Rubber Company..................       1,746            21,934
  Corning Incorporated..........................       6,326         1,227,244
+ Costco Wholesale Corporation..................      10,164           534,245
  Countrywide Credit Industries, Inc. ..........       2,600            70,850
  Crane Co......................................       1,559            36,734
  Crown Cork & Seal Company, Inc. ..............       2,964            47,424
  Cummins Engine Company, Inc. .................         964            36,210
  DTE Energy Company............................       3,339            96,831
  Dana Corporation..............................       3,816           107,563
  Danaher Corporation...........................       3,273           166,923
  Darden Restaurants, Inc. .....................       2,936            52,297
  Deere & Company...............................       5,379           204,402
+ Dell Computer Corporation.....................      58,758         3,169,260
  Delphi Automotive Systems Corporation.........      12,943           207,088
  Delta Air Lines, Inc. ........................       2,958           157,513
  Deluxe Corporation............................       1,681            44,546
  Dillard's, Inc. (Class A).....................       2,461            40,453
  Dollar General Corporation....................       6,110           164,206
  Dominion Resources, Inc. .....................       5,453           209,600
  Dover Corporation.............................       4,677           223,911
  The Dow Chemical Company......................       5,065           577,410
  Dow Jones & Company, Inc. ....................       2,091           150,160
  Duke Energy Corporation.......................       8,398           440,895
  The Dun & Bradstreet Corporation..............       3,706           106,084
  E.I. du Pont de Nemours and Company...........      23,926         1,265,087
+ EMC Corporation...............................      23,322         2,915,250
  Eastern Enterprises...........................         618            37,003
  Eastman Chemical Company......................       1,800            81,900
  Eastman Kodak Company.........................       7,285           395,667
  Eaton Corporation.............................       1,661           129,558
  Ecolab Inc. ..................................       2,980           109,329
  Edison International..........................       7,991           132,351
  El Paso Energy Corporation....................       5,246           211,807
  Electronic Data Systems Corporation...........      10,813           694,059
  Eli Lilly and Company.........................      24,980         1,573,740
  Emerson Electric Co...........................       9,875           522,141
  Engelhard Corporation.........................       2,898            43,832
  Enron Corp....................................      16,428         1,230,046
  Entergy Corporation...........................       5,681           114,685


                                     4 & 5

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                                                      Shares
  Issue                                                Held             Value
================================================================================
Common
Stocks
(continued)

  Equifax Inc. .................................       3,240      $     81,810
  Exxon Mobil Corporation.......................      79,108         6,155,591
+ FMC Corporation...............................         733            41,414
  FPL Group, Inc. ..............................       4,126           190,054
+ FedEx Corp....................................       6,642           259,038
  Federal Home Loan Mortgage
    Association.................................      15,924           703,642
  Federal National Mortgage Association.........      23,480         1,325,152
+ Federated Department Stores, Inc. ............       4,800           200,400
  Fifth Third Bancorp...........................       7,071           445,473
  First Data Corporation........................       9,625           425,906
  First Union Corporation.......................      22,625           842,781
  Firstar Corporation...........................      22,453           515,016
  FirstEnergy Corp..............................       5,385           111,066
  FleetBoston Financial Corporation.............      21,028           767,522
  Florida Progress Corporation..................       2,261           103,723
  Fluor Corporation.............................       1,746            54,126
  Ford Motor Company............................      27,668         1,270,999
  Fort James Corporation........................       4,970           109,340
  Fortune Brands, Inc. .........................       3,759            93,975
  Franklin Resources, Inc. .....................       5,696           190,460
+ Freeport-McMoRan Copper & Gold, Inc.
    (Class B)...................................       3,763            45,391
  GPU, Inc. ....................................       2,828            77,416
  GTE Corporation...............................      22,260         1,580,460
  Gannett Co., Inc. ............................       6,439           453,145
  The Gap, Inc. ................................      19,491           970,895
+ Gateway Inc. .................................       7,208           382,024
  General Dynamics Corporation..................       4,585           228,104
  General Electric Company......................      75,155        11,663,117
  General Mills, Inc. ..........................       6,899           249,658
  General Motors Corporation....................      14,704         1,217,675
  Genuine Parts Company.........................       4,121            98,389
  Georgia-Pacific Group.........................       3,948           156,193
  The Gillette Company..........................      24,571           926,020
+ Global Crossing Ltd...........................      17,908           733,109
  Golden West Financial Corporation.............       3,703           115,487
  The Goodyear Tire & Rubber Company............       3,597            83,855
  The Great Atlantic & Pacific Tea
    Company, Inc. ..............................         882            17,199
  Great Lakes Chemical Corporation..............       1,346            45,764
+ Guidant Corporation...........................       7,041           414,099
  H & R Block, Inc. ............................       2,248           100,598
  H.J. Heinz Company............................       8,125           283,359
+ HEALTHSOUTH Corporation.......................       8,872            49,350
  Halliburton Company...........................      10,154           416,314
  Harcourt General, Inc. .......................       1,637            60,978
  Harley-Davidson, Inc. ........................       3,467           275,193
+ Harrah's Entertainment, Inc. .................       2,953            54,815
  The Hartford Financial Services
    Group, Inc. ................................       5,091           268,550
  Hasbro, Inc. .................................       4,067            67,105
  Hercules Incorporated.........................       2,441            39,361
  Hershey Foods Corporation.....................       3,212           156,585
  Hewlett-Packard Company.......................      23,021         3,051,721
  Hilton Hotels Corporation.....................       8,487            65,774
  The Home Depot, Inc. .........................      52,738         3,401,601
  Homestake Mining Company......................       5,990            35,940
  Honeywell International Inc. .................      18,163           956,963
  Household International, Inc. ................      10,798           402,900
+ Humana Inc. ..................................       3,858            28,212
  Huntington Bancshares Incorporated............       5,301           118,610
  IKON Office Solutions, Inc. ..................       3,432            21,235
  IMS Health Incorporated.......................       7,072           119,782
  ITT Industries, Inc. .........................       2,024            62,870
  Illinois Tool Works Inc. .....................       6,906           381,556
+ Inco Limited..................................       4,418            80,905
  Ingersoll-Rand Company........................       3,801           168,194
  Intel Corporation.............................      76,529        10,097,045
  International Business Machines
    Corporation.................................      41,291         4,872,338
  International Flavors & Fragrances Inc. ......       2,443            85,658
  International Paper Company...................       9,519           406,937
  The Interpublic Group of Companies,
    Inc. .......................................       6,429           303,770
  J.C. Penney Company, Inc. ....................       5,966            88,744
  J.P. Morgan & Co., Incorporated...............       3,967           522,652
  Jefferson-Pilot Corporation...................       2,427           161,547
  Johnson Controls, Inc. .......................       1,965           106,233
  Johnson & Johnson.............................      31,873         2,233,102
  Jostens, Inc. ................................         782            19,061
+ KLA-Tencor Corporation........................       4,206           354,355
+ Kansas City Southern Industries, Inc. ........       2,544           218,625
  Kaufman and Broad Home Corporation............       1,103            23,646
  Kellogg Company...............................       9,326           238,979
  Kerr-McGee Corporation........................       2,161           124,798
  KeyCorp.......................................      10,247           194,693
  Kimberly-Clark Corporation....................      12,727           712,712
+ Kmart Corporation.............................      11,153           108,045
  Knight Ridder, Inc. ..........................       1,864            94,947
+ Kohl's Corporation............................       3,747           384,067
+ The Kroger Co.................................      19,089           335,251
+ LSI Logic Corporation.........................       6,785           492,761
  Leggett & Platt, Incorporated.................       4,528            97,352
  Lehman Brothers Holdings, Inc. ...............       3,404           330,188
+ Lexmark International Group, Inc.
    (Class A)...................................       2,965           313,549
  The Limited, Inc. ............................       4,927           207,550
  Lincoln National Corporation..................       4,478           150,013
  Linear Technology Corporation.................       7,104           389,832
  Liz Claiborne, Inc. ..........................       1,355            62,076
  Lockheed Martin Corporation...................       9,095           185,879
  Loews Corporation.............................       2,477           123,850
  Longs Drug Stores Corporation.................         904            20,566
  Louisiana-Pacific Corporation.................       2,473            34,313
  Lowe's Companies, Inc. .......................       8,779           512,474
  Lucent Technologies Inc. .....................      73,013         4,435,540
  MBIA, Inc. ...................................       2,300           119,744
  MBNA Corporation..............................      18,366           468,333
+ MCI WorldCom Inc. ............................      65,016         2,950,078
  MGIC Investment Corporation...................       2,422           105,660
  Mallinckrodt Inc. ............................       1,571            45,166
+ Manor Care, Inc. .............................       2,367            31,954
  Marriott International, Inc. (Class A)........       5,726           180,369
  Marsh & McLennan Companies, Inc. .............       6,076           670,259
  Masco Corporation.............................      10,194           208,977
  Mattel, Inc. .................................       9,672           100,951
  The May Department Stores Company.............       7,617           217,084
  Maytag Corporation............................       1,934            64,064
  McDermott International, Inc. ................       1,367            12,559
  McDonald's Corporation........................      31,016         1,165,038
  The McGraw-Hill Companies, Inc. ..............       4,530           206,115
  McKesson HBOC, Inc. ..........................       6,474           135,954
  The Mead Corporation..........................       2,356            82,313
+ MediaOne Group, Inc. .........................      14,019         1,135,539
  Medtronic, Inc. ..............................      27,359         1,407,279
  Mellon Financial Corporation..................      11,682           344,619
  Merck & Co., Inc. ............................      53,541         3,326,235
  Meredith Corporation..........................       1,194            33,059
+ Micron Technology, Inc. ......................       6,198           780,948
+ Microsoft Corporation++.......................     119,223        12,667,444
  Milacron Inc. ................................         852            12,301
  Millipore Corporation.........................       1,036            58,469
  Minnesota Mining and Manufacturing
    Company (3M)................................       9,140           809,461
+ Mirage Resorts, Incorporated..................       4,438            85,986
  Molex Incorporated............................       4,501           264,434
+ Monsanto Company..............................      14,585           751,127
  Morgan Stanley Dean Witter & Co...............      32,692         2,666,441
  Motorola, Inc. ...............................      16,267         2,316,014
  NACCO Industries, Inc. (Class A)..............         188             9,012
+ NCR Corporation...............................       2,220            89,077
  NICOR, Inc. ..................................       1,086            35,770
  Nabisco Group Holdings Corp...................       7,507            90,084
  National City Corporation.....................      14,123           291,287
+ National Semiconductor Corporation............       3,929           238,196
  National Service Industries, Inc. ............         932            19,630
+ Navistar International Corporation............       1,449            58,141
+ Network Appliance, Inc. ......................       6,977           577,347
  New Century Energies, Inc. ...................       2,653            79,756
  The New York Times Company (Class A)..........       3,924           168,487
  Newell Rubbermaid Inc. .......................       6,489           161,008
  Newmont Mining Corporation....................       3,856            86,519
+ Nextel Communications, Inc. (Class A).........       8,322         1,233,736
+ Niagara Mohawk Holdings Inc. .................       4,313            58,255
  Nike, Inc. (Class B)..........................       6,323           250,549
  Nordstrom, Inc. ..............................       3,084            90,978
  Norfolk Southern Corporation..................       8,756           125,867
  Nortel Networks Corporation...................      33,070         4,166,820
  Northern States Power Company.................       3,549            70,536
  Northern Trust Corporation....................       5,132           346,731
  Northrop Grumman Corporation..................       1,599            84,647
+ Novell, Inc. .................................       7,482           214,172
  Nucor Corporation.............................       2,009           100,450
  ONEOK, Inc. ..................................         729            18,225
  Occidental Petroleum Corporation..............       8,421           174,736
+ Office Depot, Inc. ...........................       7,561            87,424
  Old Kent Financial Corporation................       2,796            90,346
  Omnicom Group Inc. ...........................       4,085           381,692
+ Oracle Corporation............................      64,631         5,045,257
  Owens Corning.................................       1,262            24,451
+ Owens-Illinois, Inc. .........................       3,448            58,185
  PACCAR Inc. ..................................       1,803            90,150
  PE Corp-PE Biosystems Group...................       4,696           453,164
  PECO Energy Company...........................       4,295           158,378
  PG&E Corporation..............................       8,837           185,577
  PNC Bank Corp.................................       6,753           304,307
  PPG Industries, Inc. .........................       3,996           209,041


                                     6 & 7

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                                                      Shares
  Issue                                                Held             Value
================================================================================
Common
Stocks
(concluded)

  PPL Corporation...............................       3,301      $     69,115
+ Pactiv Corporation............................       3,923            34,326
  PaineWebber Group Inc. .......................       4,053           178,332
  Pall Corporation..............................       2,856            64,081
+ Parametric Technology Corporation.............       6,299           132,673
  Parker-Hannifin Corporation...................       2,568           106,090
  Paychex, Inc. ................................       5,661           296,495
  Peoples Energy Corporation....................         817            22,416
+ PeopleSoft, Inc. .............................       6,131           122,620
  PepsiCo, Inc. ................................      33,345         1,152,487
  PerkinElmer, Inc. ............................       1,055            70,157
  Pfizer Inc. ..................................      88,676         3,242,216
  Pharmacia & Upjohn, Inc. .....................      11,877           703,712
  Phelps Dodge Corporation......................       1,855            88,112
  Philip Morris Companies Inc. .................      54,199         1,144,954
  Phillips Petroleum Company....................       5,830           269,637
  Pinnacle West Capital Corporation.............       1,951            54,994
  Pitney Bowes Inc. ............................       6,077           271,566
  Placer Dome Inc. .............................       7,493            60,881
  Polaroid Corporation..........................       1,021            24,249
  Potlatch Corporation..........................         666            28,638
  Praxair, Inc. ................................       3,668           152,680
  The Procter & Gamble Company..................      30,183         1,697,794
  The Progressive Corporation...................       1,679           127,709
  Providian Financial Corporation...............       3,264           282,744
  Public Service Enterprise Group
    Incorporated................................       5,047           149,517
  Pulte Corporation.............................         996            20,791
+ QUALCOMM Incorporated.........................      16,904         2,523,978
  The Quaker Oats Company.......................       3,079           186,664
+ Quintiles Transnational Corp..................       2,644            45,113
  R.R. Donnelley & Sons Company.................       2,939            61,535
  Ralston-Ralston Purina Group..................       6,914           189,271
  Raytheon Company (Class B)....................       7,772           137,953
+ Reebok International Ltd......................       1,292            11,951
  Regions Financial Corporation.................       5,023           114,587
  Reliant Energy, Inc. .........................       6,808           159,562
  Reynolds Metals Company.......................       1,448            96,835
+ Rite Aid Corporation..........................       5,959            32,774
  Rockwell International Corporation............       4,404           184,142
  Rohm and Haas Company.........................       5,013           223,705
+ Rowan Companies, Inc. ........................       2,115            62,260
  Royal Dutch Petroleum Company
    (NY Registered Shares)......................      49,118         2,827,355
  Russell Corporation...........................         768            10,992
  Ryder System, Inc. ...........................       1,508            34,213
  S&P 500 Depositary Receipts (a)...............      21,550         3,244,622
  SAFECO Corporation............................       3,028            80,431
  SBC Communications Inc. ......................      78,142         3,281,964
  SLM Holding Corporation.......................       3,644           121,391
  SUPERVALU Inc. ...............................       3,197            60,543
  SYSCO Corporation.............................       7,618           271,867
  Sabre Holdings Corporation....................       2,968           109,629
+ Safeway Inc. .................................      11,655           527,389
  Sara Lee Corporation..........................      20,792           374,256
  Schering-Plough Corporation...................      33,651         1,236,674
  Schlumberger Limited..........................      12,602           964,053
  Scientific-Atlanta, Inc. .....................       3,519           223,236
+ Seagate Technology, Inc. .....................       4,945           297,936
  The Seagram Company Ltd.......................       9,953           592,203
+ Sealed Air Corporation........................       1,925           104,551
  Sears, Roebuck & Co...........................       8,657           267,285
  Sempra Energy.................................       4,681            78,407
  Shared Medical Systems Corporation............         615            31,903
  The Sherwin-Williams Company..................       3,800            83,362
  Sigma-Aldrich Corporation.....................       2,322            62,404
+ Silicon Graphics, Inc. .......................       4,221            44,584
  Snap-On Incorporated..........................       1,344            35,196
+ Solectron Corporation.........................      13,576           543,888
  SouthTrust Corporation........................       3,855            98,061
  The Southern Company..........................      15,459           336,233
  Southwest Airlines Co.........................      11,601           241,446
  Springs Industries, Inc. (Class A)............         412            15,656
  Sprint Corp. (FON Group)......................      19,964         1,257,732
+ Sprint Corp. (PCS Group)......................      19,795         1,292,861
+ St. Jude Medical, Inc. .......................       1,949            50,309
  The St. Paul Companies, Inc. .................       5,216           177,996
  The Stanley Works.............................       2,046            53,963
+ Staples, Inc. ................................      10,761           215,220
  State Street Corporation......................       3,711           359,503
  Summit Bancorp................................       4,003           105,079
+ Sun Microsystems, Inc. .......................      36,157         3,388,024
  SunTrust Banks, Inc. .........................       7,330           423,307
  Sunoco, Inc. .................................       2,084            57,049
  Synovus Financial Corp........................       6,409           120,970
  T. Rowe Price Associates, Inc. ...............       2,795           110,402
  The TJX Companies, Inc. ......................       7,122           158,019
  TRW Inc. .....................................       2,790           163,215
  Tandy Corporation.............................       4,448           225,736
  Target Corporation............................      10,037           750,266
  Tektronix, Inc. ..............................       1,079            60,424
+ Tellabs, Inc. ................................       9,215           580,401
  Temple-Inland, Inc. ..........................       1,286            64,059
+ Tenet Healthcare Corporation..................       7,147           164,381
+ Teradyne, Inc. ...............................       3,918           322,255
  Texaco Inc. ..................................      12,721           682,164
  Texas Instruments Incorporated................      18,623         2,979,680
  Texas Utilities Company.......................       6,361           188,842
  Textron, Inc. ................................       3,458           210,506
+ Thermo Electron Corporation...................       3,634            74,043
  Thomas & Betts Corporation....................       1,310            37,007
  Time Warner Inc. .............................      29,469         2,946,900
  The Times Mirror Company (Class A)............       1,375           127,789
  The Timken Company............................       1,426            23,172
  Torchmark Corporation.........................       3,063            70,832
  Tosco Corporation.............................       3,306           100,626
+ Toys 'R' Us, Inc. ............................       5,497            81,424
  Transocean Sedco Forex Inc. ..................       4,788           245,684
  Tribune Company...............................       5,456           199,485
+ Tricon Global Restaurants, Inc. ..............       3,459           107,445
  Tupperware Corporation........................       1,326            20,967
  Tyco International Ltd........................      38,736         1,931,958
  U S WEST, Inc. ...............................      11,614           843,467
+ US Airways Group, Inc. .......................       1,648            45,835
  U.S. Bancorp..................................      17,258           377,519
  UST Inc. .....................................       3,920            61,250
  USX-Marathon Group............................       7,106           185,200
  USX-U.S. Steel Group..........................       2,035            50,875
  Unicom Corporation............................       5,003           182,609
  Unilever NV (NY Registered Shares)............      13,093           630,101
  Union Carbide Corporation.....................       3,065           178,728
  Union Pacific Corporation.....................       5,704           223,169
  Union Pacific Resources Group Inc. ...........       5,797            84,056
  Union Planters Corporation....................       3,231            99,555
+ Unisys Corporation............................       7,115           181,432
  United HealthCare Corporation.................       3,889           231,882
  United Technologies Corporation...............      10,881           687,543
  Unocal Corporation............................       5,579           165,975
  UnumProvident Corporation.....................       5,496            93,432
  V. F. Corporation.............................       2,736            65,835
+ VERITAS Software Corporation..................       8,939         1,169,892
+ Viacom, Inc. (Class B)........................      15,966           842,206
  Vulcan Materials Company......................       2,303           105,506
+ W.R. Grace & Co...............................       1,638            20,782
  W. W. Grainger, Inc. .........................       2,149           116,583
  Wachovia Corporation..........................       4,655           314,503
  Wal-Mart Stores, Inc. ........................     102,017         5,661,943
  Walgreen Co...................................      23,095           594,696
  The Walt Disney Company.......................      47,461         1,963,699
  Warner-Lambert Company........................      19,670         1,917,825
  Washington Mutual, Inc. ......................      13,225           350,462
  Waste Management, Inc. .......................      14,252           195,074
+ Watson Pharmaceuticals, Inc. .................       2,205            87,511
+ Wellpoint Health Networks Inc. ...............       1,515           105,861
  Wells Fargo Company...........................      37,815         1,548,052
  Wendy's International, Inc. ..................       2,796            56,444
  Westvaco Corporation..........................       2,306            76,963
  Weyerhaeuser Company..........................       5,428           309,396
  Whirlpool Corporation.........................       1,736           101,773
  Willamette Industries, Inc. ..................       2,568           103,041
  The Williams Companies, Inc. .................       9,993           439,067
  Winn-Dixie Stores, Inc. ......................       3,348            65,077
  Wm. Wrigley Jr. Company.......................       2,675           205,473
  Worthington Industries, Inc. .................       2,044            25,294
  Xerox Corporation.............................      15,260           396,760
+ Xilinx, Inc. .................................       7,360           609,500
+ Yahoo! Inc. ..................................      12,095         2,072,781
  Young & Rubicam Inc. .........................       1,595            74,965
  ----------------------------------------------------------------------------
  Total Common Stocks (Cost--$267,385,875)--89.3%                 $295,737,839
================================================================================


                                     8 & 9

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                Face
               Amount                      Short-Term Obligations                       Value
================================================================================================
Commercial   $2,554,000   General Motors Acceptance Corp., 6.38% due 4/03/2000      $  2,553,095
Paper*
================================================================================================
             Total Short-Term Obligations (Cost--$2,553,095)--0.8%                     2,553,095
================================================================================================
OPTIONS       Nominal Value
PURCHASED      Covered by
            Options Purchased
================================================================================================
Put Options     232,484   S&P 500 European, expiring October 2007 at $1,639           31,538,320
Purchased
================================================================================================
             Total Options Purchased (Cost--$44,408,620)--9.5%                        31,538,320
================================================================================================
             Total Investments (Cost--$314,347,590)--99.6%                           329,829,254
             Variation Margin on Financial Futures Contracts**--0.0%                       5,664
             Other Assets Less Liabilities--0.4%                                       1,303,003
                                                                                    ------------
             Net Assets--100.0%                                                     $331,137,921
                                                                                    ============
================================================================================================

(a) Represents ownership in SPDR Trust, a registered unit investment trust. The investment objective of the SPDR Trust is to provide investment results that generally correspond to the price and yield performance of the component stocks of the S&P 500 Index.
+     Non-income producing security.
++ Portion of securities held as collateral for open financial futures contracts.
* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
** Financial futures contracts purchased as of March 31, 2000 were as follows:

--------------------------------------------------------------------------------
Number of                                          Expiration
Contracts                         Issue               Date               Value
--------------------------------------------------------------------------------
    9                         S&P 500 Index         June 2000         $3,409,425
--------------------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$3,330,829)                                    $3,409,425
                                                                      ==========
--------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

              As of March 31, 2000
==================================================================================================
Assets:       Investments, at value (identified cost--$269,938,970) .                 $298,290,934
              Options purchased, at value (cost--$44,408,620) .......                   31,538,320
              Cash ..................................................                        1,881
              Receivables:
                 Securities sold ....................................   $ 3,983,384
                 Dividends ..........................................       264,348
                 Variation margin ...................................         5,664      4,253,396
                                                                        -----------
              Other assets ..........................................                       11,867
                                                                                      ------------
              Total assets ..........................................                  334,096,398
                                                                                      ------------
==================================================================================================
Liabilities:  Payables:
                Securities purchased ................................     2,104,563
                Investment adviser ..................................       788,856
                Deferred advisory fees ..............................        65,058      2,893,419
                                                                        -----------   ------------
              Total liabilities .....................................                    2,958,477
                                                                                      ------------
==================================================================================================
Net Assets:   Net assets ............................................                 $331,137,921
                                                                                      ============
==================================================================================================
Net Assets    Common stock, par value $.10 per share, 200,000,000
Consist of:     shares authorized ...................................                 $  3,151,000
              Paid-in capital in excess of par ......................                  311,949,000
              Undistributed investment income-net ...................                      263,174
              Undistributed realized capital gains on investments-net                      214,487
              Unrealized appreciation on investments-net ............                   15,560,260
                                                                                      ------------
              Net Assets--Equivalent of $10.51 per share based on
               shares of 31,510,000 capital stock outstanding .......                 $331,137,921
                                                                                      ============
==================================================================================================

              See Notes to Financial Statements.


                                    10 & 11

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2000

STATEMENT OF OPERATIONS

              For the Period Ended November 3, 1999+ to March 31, 2000
=================================================================================================
Investment    Dividends (net of $2,106 foreign withholding tax) .....                 $ 1,383,720
Income:       Interest and discount earned ..........................                     190,426
                                                                                      -----------
              Total income ..........................................                   1,574,146
                                                                                      -----------
=================================================================================================
Expenses:    Investment advisory fees ...............................   $ 1,305,272
             Directors' fees and expenses ...........................         5,700
                                                                        -----------
             Total expenses .........................................                   1,310,972
                                                                                      -----------
             Investment income-net ..................................                     263,174
                                                                                      -----------
=================================================================================================
Realized &   Realized gain on investments-net .......................                     214,487
Unrealized   Unrealized appreciation on investments-net .............                  15,560,260
Gain                                                                                  -----------
on Invest-   Net Increase in Net Assets Resulting from Operations ...                 $16,037,921
ents-Net:                                                                             ===========
=================================================================================================

           + Commencement of operations.

             See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                               For the Period
                                                                              Nov. 3, 1999+ to
                 Increase (Decrease) in Net Assets:                            March 31, 2000
==============================================================================================
Operations:      Investment income-net ......................................     $    263,174
                 Realized gain on investments-net ...........................          214,487
                 Unrealized appreciation on investments-net .................       15,560,260
                                                                                  ------------
                 Net increase in net assets resulting from operations .......       16,037,921
                                                                                  ------------
==============================================================================================
Capital Share    Net increase in net assets derived from capital share
Transactions:    transactions ...............................................      315,000,000
                                                                                  ------------
==============================================================================================
Net Assets:      Total increase in net assets ...............................      331,037,921
                 Beginning of period ........................................          100,000
                                                                                  ------------
                 End of period* .............................................    $ 331,137,921
                                                                                 =============
==============================================================================================
               * Undistributed investment income-net ........................    $     263,174
                                                                                 =============
==============================================================================================

               + Commencement of operations.

                 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                        The following per share data and ratios have been derived
                        from information provided in the financial statements.      For the Period
                                                                                  Nov. 3, 1999+ to
                        Increase (Decrease) in Net Asset Value:                     March 31, 2000
==================================================================================================
Per Share Operating     Net asset value, beginning of period .................          $    10.00
Performance:                                                                            ----------
                          Investment income-net ..............................                 .01
                          Realized and unrealized gain on investments-net ....                 .50
                                                                                         ---------
                        Total from investment operations .....................                 .51
                                                                                         ---------
                        Net asset value, end of period .......................           $   10.51
                                                                                         =========
==================================================================================================
Total Investment        Based on net asset value per share ...................                5.10%++
Return:**                                                                                =========
==================================================================================================
Ratios to Average       Expenses .............................................                1.00%*
Net Assets:                                                                              =========
                        Investment income-net ................................                 .20%*
                                                                                         =========
==================================================================================================
Supplemental            Net assets, end of period (in thousands) .............           $ 331,138
Data:                                                                                    =========
                        Portfolio turnover ...................................                3.56%
                                                                                         =========
==================================================================================================

                  *     Annualized.
                  **    Total investment returns based on market value, which
                        can be significantly greater or lesser than the net
                        asset value, may result in substantially different
                        returns. Total investment returns exclude the effects of
                        sales charges.
                  +     Commencement of operations.
                  ++    Aggregate total investment return.

                        See Notes to Financial Statements.


                                    12 & 13

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

The S&P 500(R) Protected Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Prior to commencement of operations on November 3, 1999, the Fund had no operations other than those relating to organizational matters and the issue of 10,000 capital shares of the Fund to Merrill Lynch Asset Management, L.P. ("MLAM") for $100,000 on October 21, 1999. The Fund is anticipated to terminate on or about October 31, 2007. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the New York Stock Exchange under the symbol PEF. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities are valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Obligations with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value, unless this method no longer produces fair valuations. Rights or warrants to acquire stock, or stock acquired pursuant to the exercise of a right or warrant, may be valued taking into account various factors such as original cost to the Fund, earnings and net worth of the issuer, market prices for securities of similar issuers, assessment of the issuer's future prosperity, liquidation value or third party transactions involving the issuer's securities. Securities and assets for which there exist no price quotations or valuations and all other assets including futures contracts and related options are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counter party does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts as a hedge against adverse changes in the market value of its portfolio securities and interest rates or to enhance the Fund's income. A futures contract is an agreement between two parties to buy and sell a security, respectively, for a set price at a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund can purchase privately-negotiated put option contracts intended to protect the Fund's initial net asset value. In addition to the put option contracts, the Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with MLAM. The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is a limited partner. MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 1.0%, on an annual basis, of the average daily value of the Fund's net assets. As of March 31, 2000, deferred advisory fees amounted to $65,058.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 3, 1999 to March 31, 2000 were $276,763,517 and $9,445,404, respectively.

Net realized gains for the period November 3, 1999 to March 31, 2000 and net unrealized gains (losses) as of March 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                                    Gains         Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ...................       $     67,763      $ 28,351,964
Financial futures contracts .............            146,724            78,596
Options purchased .......................                 --       (12,870,300)
                                                ------------      ------------
Total ...................................       $    214,487      $ 15,560,260
                                                ============      ============
--------------------------------------------------------------------------------

As of March 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $28,351,964, of which $48,259,398 related to appreciated securities and $19,907,434 related to depreciated securities. The aggregate cost of investments at March 31, 2000 for Federal income tax purposes was $314,347,590.

4. Common Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of Common Stock, par value $.10 per share. Shares issued and outstanding during the period November 3, 1999 to March 31, 2000 increased by 31,500,000 from shares sold.


                                    14 & 15

This report, including the financial information herein, is transmitted to the shareholders of The S&P 500(R) Protected Equity Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in the report. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

The S&P 500(R) Protected
Equity Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                           SPPEQ--3/00

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